Report of Independent Registered Public
Accounting Firm

To the Board of Trustees of GMO Trust and Shareholders of GMO Alternative Allocation Fund, GMO Asset
Allocation Bond Fund, GMO Benchmark-Free Allocation
Fund, GMO Benchmark-Free Fund, GMO Climate
Change Fund, GMO Cyclical Focus Fund, GMO Emerging
Country Debt Fund, GMO Emerging Domestic
Opportunities Fund, GMO Emerging Markets Fund,
GMO Global Asset Allocation Fund, GMO Global
Developed Equity Allocation Fund, GMO Global Equity
Allocation Fund, GMO High Yield Fund, GMO
Implementation Fund, GMO International Developed
Equity Allocation Fund, GMO International Equity
Allocation Fund, GMO International Equity Fund, GMO
Multi-Sector Fixed Income Fund, GMO Opportunistic
Income Fund, GMO Quality Fund, GMO Resources Fund,
GMO SGM Major Markets Fund, GMO Strategic
Opportunities Allocation Fund, GMO Tax-Managed
International Equities Fund, GMO U.S. Equity Fund,
GMO U.S. Small Cap Value Fund, GMO U.S. Treasury
Fund, and GMO-Usonian Japan Value Creation Fund

In planning and performing our audit of the financial statements of GMO Alternative Allocation Fund, GMO
Asset Allocation Bond Fund, GMO Benchmark-Free
Allocation Fund, GMO Benchmark-Free Fund, GMO
Climate Change Fund, GMO Cyclical Focus Fund, GMO
Emerging Country Debt Fund, GMO Emerging Domestic
Opportunities Fund, GMO Emerging Markets Fund,
GMO Global Asset Allocation Fund, GMO Global
Developed Equity Allocation Fund, GMO Global Equity
Allocation Fund, GMO High Yield Fund, GMO
Implementation Fund, GMO International Developed
Equity Allocation Fund, GMO International Equity
Allocation Fund, GMO International Equity Fund, GMO
Multi-Sector Fixed Income Fund, GMO Opportunistic
Income Fund, GMO Quality Fund, GMO Resources Fund,
GMO SGM Major Markets Fund, GMO Strategic
Opportunities Allocation Fund, GMO Tax-Managed
International Equities Fund, GMO U.S. Equity Fund,
GMO U.S. Small Cap Value Fund, GMO U.S. Treasury
Fund, and GMO-Usonian Japan Value Creation Fund
(constituting GMO Trust, hereafter collectively referred to as the "Funds") as of February 28, 2021 and for each of the periods indicated in the table below, in accordance with the standards of the Public Company Accounting
Oversight Board (United States) (PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.

GMO Alternative Allocation Fund, GMO Asset Allocation
Bond Fund, GMO Benchmark-Free Allocation Fund, GMO Benchmark -Free Fund, GMO Climate Change Fund, GMO Emerging Country Debt Fund, GMO Emerging Domestic Opportunities Fund, GMO Emerging Markets Fund, GMO Global Asset Allocation Fund,
GMO Global Developed Equity Allocation Fund, GMO Global Equity Allocation Fund, GMO High Yield Fund, GMO Implementation Fund, GMO International Developed Equity Allocation Fund, GMO International Equity Allocation Fund, GMO International Equity Fund, GMO Multi-Sector Fixed
Income Fund, GMO Opportunistic Income Fund, GMO Quality Fund, GMO Resources Fund, GMO SGM Major Markets Fund,
GMO Strategic pportunities Allocation Fund, GMO
Tax-Managed International Equities Fund, GMO U.S. Equity Fund, GMO U.S. Small Cap Value Fund, and GMO U.S. Treasury FundFor the year ended February 28, 2021GMO Cyclical Focus FundFor the period May 12, 2020 (commencement of operations) through February 28, 2021GMO-Usonian Japan Value Creation FundFor the period September 14, 2020 (commencement of operations) through February 28, 2021

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of February 28 ,2021.


This report is intended solely for the information and use of the Board of Trustees of GMO Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.




/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
April 27, 2021